                             MARTIN CURRIE BUSINESS TRUST
                              JAPAN SMALL COMPANIES FUND








                                  SEMI-ANNUAL REPORT

                                   OCTOBER 31, 1998

                                     (UNAUDITED)

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)



OBJECTIVE           Long-term capital appreciation through active management
                    of a diversified portfolio of equities in Japanese companies with relatively small capitalization, which may not have wide market recognition.

LAUNCH DATE         August 15, 1994

FUND SIZE           $56.8m

PERFORMANCE         Total return from May 1, 1998 through October 31, 1998

                    -   MCBT - Japan Small Companies Fund (excluding all transaction fees)    -0.3%
                    -   MCBT - Japan Small Companies Fund (including all transaction fees)    -2.3%
                    -   Tokyo Stock Exchange - Second Section Index                           -4.0%

                    Annualized total return from August 15, 1994 through October 31, 1998

                    -   MCBT - Japan Small Companies Fund (excluding all transaction fees)    -7.7%
                    -   MCBT - Japan Small Companies Fund (including all transaction fees)    -8.2%
                    -   Tokyo Stock Exchange - Second Section Index                          -20.9%
                         (from September 1, 1994 through October 31, 1998)



PORTFOLIO           The Japanese economy is now officially in recession and is
COMMENTS            likely to remain so for the immediate future. So the
                    last six months have been a difficult environment for small companies. But successful stock selection did enable us to beat all relevant indices, even though the fund fell by 0.3%.

                    With rising unemployment, declining salaries and record high personal bankruptcies, voters are finding conditions difficult to say the least. They voiced their dissatisfaction in the Upper House elections in the summer and forced the ruling party, the LDP, to change its leader. But to date this has failed to have a material impact.

                    The stocks which have performed well are those which have displayed sales growth, despite the environment. These are the types of stocks we have been adding to the portfolio. TREND MICRO and FUJITSU SUPPORT AND SERVICE have both risen significantly since we bought them. We continued to sell our more economically sensitive stocks like Miura, Daifuku and Noritsu Koki.

                    OUTLOOK

                    The supplementary budget which the government agreed in the spring is now beginning to materialise in the form of orders for Japanese companies. Another budget, containing tax reductions and further public works expenditure, is imminent. These measures underline the government's commitment to supporting the economy in the short term. For the economy and markets to see significant growth, the decision makers must move beyond short term solutions and start to address Japan's structural problems. Deregulation and tax reform are prime candidates for reform. Investors also hope for improvements at the corporate level and there is some evidence that the attitudes of Japanese managers towards shareholders are changing at last. We do not anticipate significant weakness from current levels. As the market is so cheap on a price/book basis, it suggests that the difficult conditions are reflected in the market levels.

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)



INVESTMENT          James Fairweather is Chief Investment Officer.  All funds
MANAGER             are managed on a team basis with a named director heading
PROFILE             each team.

                    Michael Thomas has managed the MCBT Japan Small Companies Fund since inception.

                    Michael graduated from Bristol University with a degree in Economics and joined stockbrokers Vickers da Costa in 1973. He began covering the Japanese markets in 1975 and became Director of the Japanese department in 1982. A specialist on Japan, he joined Martin Currie in 1989 as a director and head of the Far East investment team.

                    He is assisted by Keith Donaldson. Keith graduated from the University of Kingston-upon-Hull in 1979 with a degree in Social Studies. After five years as a financial analyst with Wood Mackenzie, he spent four years with UBS Philips and Drew. Keith moved to Tokyo in 1988 as Vice President and head of Japanese equity sales at Morgan Stanley, then joined Martin Currie's Japan team as an assistant director in 1997. He was promoted to director in October, 1997.



LARGEST HOLDINGS                                                % OF NET ASSETS
                    Circle K Japan                                   4.0
                    Hirose Electric                                  3.7
                    Mabuchi Motor                                    3.2
                    Sony Music Entertainment                         3.1
                    Aderans                                          3.0
                    Toppan Forms Company                             3.0
                    Kirin Beverage                                   2.8
                    Konami                                           2.8
                    Taisho Pharmaceutical                            2.8
                    Familymart Co                                    2.8

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)



                                                                       SHARES/PAR       VALUE
                                                                       ----------       -----
COMMON STOCK, WARRANTS AND CONVERTIBLE BONDS - 94.7%
COMMON STOCK - 82.0%
   ADERANS                                                                60,000     $1,698,405
   AIFUL                                                                  24,000      1,117,859
   AIPHONE                                                                60,400        439,866
   ALTECH CORPORATION                                                     33,000        155,687
   ASIA SECURITIES PRINTING                                               85,000        853,062
   BENESSE CORP                                                           10,000        458,912
   CANON APTEX                                                           100,000        626,179
   CAPCOM                                                                 70,000        666,495
   CHIYODA                                                                70,000        402,299
   CIRCLE K JAPAN                                                         57,380      2,259,171
   COCO'S JAPAN                                                           48,000        205,867
   DAIWA KOSHO LEASE                                                     260,000      1,003,603
   DAIWA LOGISTICS                                                        94,800        386,258
   EIDEN SAKAKIYA                                                        150,000        784,869
   EXEDY                                                                     200            703
   FAMILYMART CO                                                          31,000      1,571,539
   FUJI MACHINE MANUFACTURING                                             40,000      1,176,874
   FUJITSU BUSINESS SYSTEMS                                               26,700        278,497
   FUJITSU SUPPORT AND SERVICES INC.                                       7,000        351,261
   HIRATA TECHNICAL                                                      155,400        494,539
   HIROSE ELECTRIC                                                        36,800      2,130,726
   KIRIN BEVERAGE                                                         84,000      1,613,999
   KOMORI                                                                 60,000      1,101,390
   MABUCHI MOTOR                                                          28,000      1,825,356
   MAEZAWA INDUSTRIES                                                    100,000        986,447
   MEITEC                                                                 64,800      1,250,643
   MITSUMI ELECTRIC COMPANY LIMITED                                       50,000        892,091
   MOSHI MOSHI HOTLINE INC.*                                              15,000        553,268
   NICHICON                                                               70,000        759,564
   NIPPON BROADCASTING SYSTEM                                             30,000      1,016,469
   NIPPON ENGINEERING CONSULTANTS *                                       50,000        142,820
   NIPPON KONPO UNYU SOKO                                                120,000        761,709
   NIPPON SYSTEM DEVELOPMENT                                              49,000      1,248,327
   NISHIO RENT ALL                                                        26,500        172,757
   NISSHA PRINTING                                                       110,000        641,620
   NORITSU KOKI                                                           20,800        437,125
   ORIENTAL CONSTRUCTION                                                  60,500        219,000
   PCA CORPORATION                                                        15,000        119,660
   PROMISE                                                                33,430      1,511,203
   RISO KAGAKU                                                            20,000      1,123,692
   ROHTO PHARMACEUTICAL                                                   80,000        580,546
   RYOSAN                                                                 65,000      1,023,117
   SANKI ENGINEERING                                                      85,000        499,442
   SANKYO                                                                 40,300        687,914
   SHIMACHU                                                               40,000        675,931
   SONY MUSIC ENTERTAINMENT                                               50,000      1,741,294
   TAISHO PHARMACEUTICAL                                                  59,000      1,579,002

See notes to financial statements.

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                                       SHARES/PAR       VALUE
                                                                       ----------       -----
COMMON STOCK - CONTINUED
   TAIYO YUDEN CO                                                         50,000       $445,617
   TDC SOFTWARE                                                           30,000        386,001
   TOKAI LEASE                                                           119,000        244,982
   TOPPAN FORMS COMPANY                                                  110,000      1,687,082
   TRANS COSMOS INCORPORATED                                              20,000        422,886
   TSUBAKI NAKASHIMA                                                     140,000        728,942
   UNI-CHARM                                                              30,000      1,363,870
   XEBIO                                                                  39,100        714,385
   YUSEN AIR & SEA SERVICE                                                49,000        382,484
                                                                                     ----------
     TOTAL COMMON STOCK - (COST $61,597,294)                                         46,603,306
                                                                                     ----------
CONVERTIBLE BONDS - 12.2%
   JONAS, 1.35%, 12/30/1999                                         Y106,500,000        981,508
   KONAMI, 0.75%, 03/31/2000                                        Y160,000,000      1,581,746
   MIRAI INDUSTRY, 2.30%, 03/20/2002                                Y110,000,000        896,380
   MITSUI HIGH-TEC INCORPORATED, 1.90%, 01/31/2000                   Y50,000,000        474,781
   NAMCO, 0.80%, 09/28/2001                                          Y50,000,000        425,888
   NAMCO, 0.90%, 09/30/2003                                         Y110,000,000        924,687
   NITTO DENKO, NO 4, 3.90%, 03/30/2001                              Y70,000,000        681,506
   RISO KAGAKU, 4.50%, 03/31/1999                                    Y61,000,000        524,554
   TAIYO YUDEN, 1.15%, 09/30/2008                                    Y50,000,000        437,468
                                                                                     ----------
     TOTAL CONVERTIBLE BONDS - (COST $7,935,047)                                      6,928,518
                                                                                     ----------
WARRANTS - 0.5%
   CREDIT SAISON COMPANY LIMITED 02/15/2000 *                                140        189,000
   NIPPON ENGINEERING CONSULTANTS, 01/20/2000 *                            1,500          3,320
   SATORI ELECTRIC, 05/23/2000 *                                             200          5,000
   TAMPOPO (PROMISE), 02/08/2000 *                                           100        101,250
                                                                                     ----------
     TOTAL WARRANTS - (COST $628,802)                                                   298,570
                                                                                     ----------

TOTAL COMMON STOCK, WARRANTS AND
CONVERTIBLE BONDS - (COST $70,161,143)+                                              53,830,394
                                                                                     ----------


                                                                       PRINCIPAL
                                                                         AMOUNT
                                                                         ------
SHORT TERM INVESTMENT - 3.5%
   STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
     4.25%, 11/02/1998 (a)                                            $1,956,000      1,956,000
                                                                                     ----------

TOTAL SHORT TERM INVESTMENT - (COST $1,956,000)                                       1,956,000
                                                                                     ----------

TOTAL INVESTMENTS - (COST  $72,117,143) - 98.2%                                      55,786,394
CASH, RECEIVABLES AND OTHER ASSETS, LESS
   LIABILITIES - 1.8%                                                                 1,045,668
                                                                                     ----------
NET ASSETS - 100.0%                                                                 $56,832,062
                                                                                     ----------
                                                                                     ----------

See notes to financial statements.

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)


*    Non-income producing security.
Y    Reflected at par and denominated in Japanese yen.
(a) The repurchase agreement, dated 10/30/98, $1,956,000 par due 11/2/98, is collateralized by United States Treasury Notes, 9.125% due 5/15/99 with a market value of 1,999,219.

+ Percentages of long term investments by industry are as follows: Auto Parts 0.9%, Broadcasting 1.8%, Building & Construction 2.0%, Commercial Services 2.2%, Computer Software 1.7%, Computers & Business Equipment 6.7%, Cosmetics & Toiletries 3.0%, Drugs & Health Care 5.0%, Electrical Equipment 10.1%, Electronics 9.5%, Engineering 1.9%, Entertainment 3.1%, Financial Services 5.1%, Food & Beverages 4.6%, Industrial Machinery 3.8%, Lease Rental Obligations 2.1%, Manufacturing 0.8%, Metals 2.1%, Paper 2.4%, Photography 1.1%, Printing 7.5%, Retail 2.8%, Retail Trade 8.9%, Semi-Conductor Manufacturing Equipment 0.0%, Software 3.0%, Transportation 2.7%.















See notes to financial statements.

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                   OCTOBER 31, 1998 (Unaudited)


ASSETS
     Investments in securities, at value (cost $70,161,143) (Note B)                     $53,830,394
     Investments in repurchase agreements, at value (Note B)                               1,956,000
                                                                                         -----------
          Total Investments                                                               55,786,394

     Cash                                                                                    151,250
     Foreign currency, at value (cost $636,840) (Note B)                                     642,710
     Receivable for investments sold                                                          35,369
     Receivable for forward currency contracts - net                                         203,994
     Dividend and interest receivable                                                        189,062
     Prepaid insurance expense                                                                 2,653
     Deferred organization expenses (Note B)                                                   2,016
                                                                                         -----------
          TOTAL ASSETS                                                                    57,013,448
                                                                                         -----------

LIABILITIES
     Management fee payable (Note C)                                                         134,944
     Administration fee payable (Note C)                                                       9,266
     Trustees fees payable (Note C)                                                            1,311
     Accrued expenses and other liabilities                                                   35,865
                                                                                         -----------
          TOTAL LIABILITIES                                                                  181,386
                                                                                         -----------
TOTAL NET ASSETS                                                                         $56,832,062
                                                                                         -----------
                                                                                         -----------

COMPOSITION OF NET ASSETS:
     Paid-in-capital                                                                     $86,169,601
     Undistributed net investment loss                                                      (948,614)
     Accumulated net realized loss on investment and foreign currency transactions       (12,294,305)
     Net unrealized depreciation on investment and foreign currency transactions         (16,094,620)
                                                                                         -----------
TOTAL NET ASSETS                                                                         $56,832,062
                                                                                         -----------
                                                                                         -----------

NET ASSET VALUE PER SHARE                                                                      $6.44
($56,832,062 / 8,818,639 shares of beneficial interest outstanding)                      -----------
                                                                                         -----------

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                                        STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED OCTOBER 31, 1998 (Unaudited)


INVESTMENT INCOME
     Interest income                                                                     $    80,087
     Dividend income                                                                         205,648
     Foreign taxes withheld                                                                  (36,206)
                                                                                         -----------
          TOTAL INVESTMENT INCOME                                                            249,529
                                                                                         -----------

EXPENSES
     Management fee (Note C)                                                                 276,856
     Custodian fee                                                                            36,635
     Administration fee (Note C)                                                              30,325
     Audit fee                                                                                12,602
     Legal fees                                                                                1,916
     Transfer agent fee                                                                        3,627
     Trustees fees (Note C)                                                                      959
     Amortization of deferred organization expenses                                            1,284
     Miscellaneous expenses                                                                    6,254
                                                                                         -----------
          TOTAL EXPENSES                                                                     370,458
                                                                                         -----------
NET INVESTMENT LOSS                                                                         (120,929)
                                                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
     Net realized loss on investments                                                     (4,311,211)
     Net realized gain on foreign currency transactions                                      379,384
     Net unrealized appreciation on
        Investments                                                                        3,213,749
        Foreign currency transactions                                                        695,400
                                                                                         -----------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                    (22,678)
                                                                                         -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                 $(143,607)
                                                                                         -----------
                                                                                         -----------

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                             STATEMENT OF CHANGES IN NET ASSETS


                                                                              Six Months
                                                                                 Ended            Year
                                                                            October 31, 1998      Ended
                                                                               (Unaudited)    April 30, 1998
                                                                               -----------    --------------
NET ASSETS at beginning of period                                              $57,506,372      $66,748,656
                                                                               -----------      -----------

DECREASE IN NET ASSETS FROM OPERATIONS:
     Net investment loss                                                          (120,929)        (210,529)
     Net realized loss on investment transactions                               (4,311,211)      (5,451,368)
     Net realized gain (loss) on foreign currency transactions                     379,384          (47,734)
     Net unrealized appreciation (depreciation) on:
        Investments                                                              3,213,749       (6,570,197)
        Foreign currency transactions                                              695,400         (454,673)
                                                                               -----------      -----------
     Net decrease in net assets from operations                                   (143,607)     (12,734,501)
                                                                               -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                               0         (586,947)
     Return of capital                                                                   0         (249,391)
                                                                               -----------      -----------
     Total distributions                                                                 0         (836,338)
                                                                               -----------      -----------

CAPITAL SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                           2,861,987       16,045,506
     Reinvestment of dividends and distributions to shareholders                         0          785,178
     Cost of shares repurchased                                                 (3,401,000)     (12,791,111)
     Paid in capital from subscription and redemption fees                           8,310          288,982
                                                                               -----------      -----------
     Total increase (decrease) in net assets from capital share transactions      (530,703)       4,328,555
                                                                               -----------      -----------

NET DECREASE IN NET ASSETS                                                        (674,310)      (9,242,284)
                                                                               -----------      -----------

NET ASSETS at end of period (net of accumulated net investment                 $56,832,062      $57,506,372
income (loss) of ($948,614) and ($827,685), respectively)                      -----------      -----------
                                                                               -----------      -----------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
     Shares sold                                                                   447,740        1,970,622
     Shares issued in reinvestment of distributions to shareholders                      0          125,628
     Less shares repurchased                                                      (530,921)      (1,841,334)
                                                                               -----------      -----------
     Net share transactions                                                        (83,181)         254,916
                                                                               -----------      -----------
                                                                               -----------      -----------

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD



                                        Six Months
                                           Ended           Year          Year           Year (4)   August 15, 1994 *
                                      October 31, 1998     Ended         Ended          Ended         through
                                        (Unaudited)   April 30, 1998 April 30, 1997 April 30, 1996 April 30, 1995
                                        -----------   -------------- -------------- -------------- --------------

PER SHARE OPERATING PERFORMANCE
-------------------------------
Net asset value, beginning of period       $6.460         $7.720        $10.770         $9.610      $10.000
Net investment income (loss)               (0.015)        (0.005)        (0.027)        (0.034)       0.013
Net realized and unrealized gain (loss)
     on investment and foreign currency
     transactions                          (0.006)        (1.189)        (2.384)         1.248       (0.492)
                                           ------         ------         ------         ------        -----
Total from investment operations           (0.021)        (1.194)        (2.411)         1.214       (0.479)
                                           ------         ------         ------         ------        -----
Less distributions:
     Net investment income                  0.000         (0.069)        (0.203)         0.000       (0.002)
     In excess of net investment income     0.000          0.000         (0.314)        (0.097)       0.000
     Return of capital                      0.000         (0.029)         0.000          0.000        0.000
     Net realized gains                     0.000          0.000         (0.100)         0.000       (0.003)
     In excess of net realized gains        0.000          0.000         (0.040)         0.000        0.000
                                           ------         ------         ------         ------        -----
Total distributions                         0.000         (0.098)        (0.657)        (0.097)      (0.005)
                                           ------         ------         ------         ------        -----
Paid in capital from subscription and
     redemption fees (Note B)               0.001          0.032          0.018          0.043        0.094
                                           ------         ------         ------         ------        -----

Net asset value, end of period             $6.440         $6.460         $7.720        $10.770       $9.610
                                           ------         ------         ------         ------        -----
                                           ------         ------         ------         ------        -----

TOTAL INVESTMENT RETURN (1) (2)            (00.31)%       (15.01)%       (22.69)%       13.13%        (3.85)%
-----------------------                    ------         ------         ------         ------        -----
                                           ------         ------         ------         ------        -----

RATIOS AND SUPPLEMENTAL DATA
----------------------------
Net assets, end of period             $56,832,062    $57,506,372    $66,748,656   $ 88,863,054 $ 44,969,083
Operating expenses, net, to
     average net assets (Note C)             1.33%(3)       1.29%          1.26%          1.37%        1.50%(3)
Operating expenses, gross, to average
     net assets (Note C)                     1.33%(3)       1.29%          1.26%          1.37%        1.72%(3)
Net investment income(loss) to average
     net assets                             (0.44)%(3)     (0.30)%        (0.41)%        (0.36)%       0.37%(3)
Portfolio turnover rate                         9%            26%            26%            37%          33%
Per share amount of fees waived (Note C)   $0.000         $0.000         $0.000         $0.000       $0.008
----------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(2)  Periods less than one year are not annualized.
(3)  Annualized.
(4) The per share amounts were computed using an average number of shares outstanding during the year.

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS



NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Japan Small Companies Fund (the "Fund") commenced investment operations on August 15, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)



FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Fund had the following open forward foreign currency contract at October 31, 1998:

                                                                                        Unrealized
                           Delivery Date   Local Currency   Face Amount     Value      Appreciation
                           -------------   --------------   -----------     -----      ------------
     Japanese Yen (sell) January 13, 1999    857,926,080     $7,646,400    $7,442,407     $203,994

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1998, $960 was collected in purchase premiums and $7,350 was collected in redemption fees.

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)



INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.


ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.00% of the Fund's average net assets.

The Investment Manager has voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.50% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1998, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1998 were $4,721,912 and $7,391,947, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1998 were as follows:

           IDENTIFIED            GROSS UNREALIZED          NET UNREALIZED
              COST        APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
           -----------    ------------    --------------   --------------
           $72,117,143     $5,847,061      $(22,177,810)    $(16,330,849)

                                                MCBT JAPAN SMALL COMPANIES FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1998 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 31% of the Fund.


NOTE F - CONCENTRATION OF RISK
Investment in foreign securities generally involves special risks.
Additional risks are present in the case of a fund such as the Japan Small Companies Fund which will invest most of its assets in the issuers of a single foreign country. This means that the Fund's performance will be directly affected by political, economic and market conditions in Japan. In addition, since the Japanese economy depends to some extent on foreign trade, the relationships between Japan and its trading partners and between the yen and other currencies are expected to have a significant impact on particular Japanese companies and on the Japanese economy generally. The Fund is designed for investors who are willing to accept the risks associated with changes in such conditions and relationships.
-------------------------------------------------------------------------------

                          MARTIN CURRIE BUSINESS TRUST


                             ---------------------



                             TRUSTEES AND OFFICERS

                 C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                           Simon D. Eccles, TRUSTEE
                        Patrick R. Wilmerding, TRUSTEE
                Colin Winchester, VICE PRESIDENT AND TREASURER
                       J. Grant Wilson, VICE PRESIDENT
                        Julian M.C. Livingston, CLERK

                             * INTERESTED TRUSTEE

                             ---------------------



                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC

                             ---------------------


   ----------------------------------------------------------------------
  | The information contained in this report is intended for general | | informational purposes only. This report is not authorized for | | distribution to prospective investors unless preceded or accompanied | | by a current Private Placement Memorandum which contains important | | information concerning the Fund and its current offering of shares. |
   ----------------------------------------------------------------------